Employee Plans (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value Assumptions On Stock Options

Year Ended December 31	2011	2010	2009
Weighted-average fair value of grant	$20.10	$17.83	$2.82
Risk-free interest rate	1.71%	1.74%	1.57%
Expected volatility	71.31%	72.20%	58.28%
Expected life of options in years	3.62	3.63	3.77
Expected dividend yield	–	–	–

Summary Of Stock Option Activity

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($ in millions)
Outstanding at December 31, 2010	3,125	$85.78
Granted	618	38.38
Exercised	(161)	8.88
Forfeited and expired	(875)	157.62
Outstanding at December 31, 2011	2,707	56.81	2.31	$ 8.3
Expected to vest at December 31, 2011	1,128	31.42	3.46	$ 2.7
Exercisable at December 31, 2011	1,555	75.56	1.46	$ 5.5

Summary Of Restricted Stock Unit Activity

	Restricted Stock Units	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2010	401	$29.10
Granted	299	37.75
Vested	(209)	27.42
Forfeited and expired	(107)	40.23
Outstanding at December 31, 2011	384	32.39

Schedule Of Accumulated Benefit Obligation In Excess Of Plan Assets

December 31 (millions)	2011	2010
Accumulated benefit obligation	$7,279.4	$6,516.5

Fair value of plan assets	5,201.1	5,180.5

Schedule Of Projected Benefit Obligation In Excess Of Plan Assets

December 31 (millions)	2011	2010
Projected benefit obligation	$7,301.8	$6,891.2

Fair value of plan assets	5,218.2	5,513.4

Company's Investment Policy Targets And Ranges For Each Asset Category

	U.S.		Int'l.
Asset Category	Target	Range	Target	Range

Equity securities	58%	52-64%	41%	36-45%

Debt securities	36%	33-39%	56%	49-62%

Real estate	6%	3-9%	1%	0-3%

Cash	0%	0-5%	1%	0-3%

Other	0%	0%	1%	0-5%

Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31	2011	2010

Health care cost trend rate assumed for next year	7.3%	8.1%

Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%

Year that the rate reaches the ultimate trend rate	2017	2017

Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage- Point Increase	1-Percentage- Point Decrease

Effect on service and interest cost	$.5	$(.2)

Effect on postretirement benefit obligation	5.1	(4.5)

Schedule Of Plans' Assets (Liabilities) At Fair Value

	U.S. Plans				International Plans
December 31, 2011 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,627.2	$1,627.2			$4.9	$4.9
Commingled Funds	394.2		$394.2		783.4		$783.4
Debt Securities
U.S. and U.K. Govt. Securities	170.0	170.0
Other Fixed Income	929.7		929.7		242.5		242.5
Insurance Contracts	79.6			$79.6	145.5			$145.5
Commingled Funds					799.9		799.9
Real Estate
Real Estate Investment Trusts	99.8	99.8			.4	.4
Real Estate	33.7			33.7	29.0			29.0
Other
Derivatives	10.4	3.9	6.5		24.7		24.7
Private Equity	45.6			45.6
Commingled Funds	83.6		83.6		60.4		49.9	10.5
Pooled Funds	165.5		165.5		3.7		3.7
Cash	.3	.3			21.4	21.4
Receivables	86.9	86.9
Payables	(167.8)	(167.8)
Total	$3,558.7	$1,820.3	$1,579.5	$158.9	$2,115.8	$26.7	$1,904.1	$185.0
Other postretirement plans
Insurance Contracts	$7.5			$7.5
Exchange Traded Fund – Bond	1.4	$1.4
Pooled Funds	.4		$.4
Total	$9.3	$1.4	$.4	$7.5

	U.S. Plans				International Plans
December 31, 2010 (millions)	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$1,949.2	$1,949.2			$122.2	$122.2
Commingled Funds	621.1		$621.1		792.8		$792.8
Debt Securities
U.S. and U.K. Govt. Securities	126.2	126.2			97.7	97.7
Other Fixed Income	791.6		791.6		308.8		308.8
Insurance Contracts	70.3			$70.3	152.6			$152.6
Commingled Funds					440.8		440.8
Real Estate
Real Estate Investment Trusts	139.0	139.0			.5	.5
Real Estate	32.1			32.1	28.1			28.1
Other
Derivatives	(5.8)		(5.8)		(2.5)		(2.5)
Private Equity	56.9			56.9
Commingled Funds	84.1		84.1		60.6		51.4	9.2
Pooled Funds	145.9		145.9		1.3		1.3
Cash	.1	.1			58.5	58.5
Receivables	94.2	94.2			4.6	4.6
Payables	(205.0)	(205.0)
Total	$3,899.9	$2,103.7	$1,636.9	$159.3	$2,066.0	$283.5	$1,592.6	$189.9
Other postretirement plans
Insurance Contracts	$7.4			$7.4
Exchange Traded Fund – Bond	1.3	$1.3
Pooled Funds	.3		$.3
Total	$9.0	$1.3	$.3	$7.4

Summary Of Changes In The Fair Value Of The Plans' Level 3 Assets

(millions)	January 1, 2011	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2011	December 31, 2011
U.S. plans
Pension plan
Real Estate	$32.1	$.3		$(1.3)	$2.6	$33.7
Private Equity	56.9	10.0		(27.3)	6.0	45.6
Insurance Contracts	70.3	–	$7.7	–	1.6	79.6

Total	$159.3	$10.3	$7.7	$(28.6)	$10.2	$158.9

Other postretirement plans
Insurance Contracts	$7.4	$.1	$.5	$(.5)		$7.5

International pension plans
Insurance Contracts	$152.6		$4.9	$(11.8)	$(.2)	$145.5
Real Estate	28.1		1.1	(.7)	.5	29.0
Commingled Funds	9.2		1.3	(.2)	.2	10.5

Total	$189.9		$7.3	$(12.7)	$.5	$185.0

(millions)	January 1, 2010	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2010	December 31, 2010
U.S. plans
Pension plan
Real Estate	$54.2	$3.8		$(21.9)	$(4.0)	$32.1
Private Equity	69.4	6.8	$.8	(20.7)	.6	56.9
Insurance Contracts	64.8	–	–	–	5.5	70.3
Derivatives	.5	–	–	(.5)	–	–
Total	$188.9	$10.6	$.8	$(43.1)	$2.1	$159.3

Other postretirement plans
Insurance Contracts	$7.5	$.2	$.4	$(.7)		$7.4

International pension plans
Insurance Contracts	$167.4		$5.8	$(12.6)	$(8.0)	$152.6
Real Estate	27.3		–	–	.8	28.1
Commingled Funds	22.6	$.8	1.0	(15.1)	(.1)	9.2

Total	$217.3	$.8	$6.8	$(27.7)	$(7.3)	$189.9

Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet

	U.S. Plans		International Plans
December 31 (millions)	2011	2010	2011	2010

Change in projected benefit obligation

Benefit obligation at beginning of year	$4,862.6	$4,707.6	$2,450.6	$2,523.5

Service cost	–	–	10.7	14.5

Interest cost	264.0	276.4	126.4	119.7

Plan participants' contributions	–	–	3.4	3.9

Plan curtailment	–	–	(6.0)	–

Actuarial loss (gain)	373.7	221.4	94.8	(18.7)

Benefits paid	(345.5)	(342.8)	(90.9)	(92.8)

Foreign currency translation adjustments	–	–	(28.9)	(99.5)

Benefit obligation at end of year	$5,154.8	$4,862.6	$2,560.1	$2,450.6

Change in plan assets

Fair value of plan assets at beginning of year	$3,899.9	$3,740.6	$2,066.0	$1,985.4

Actual return on plan assets	(3.1)	495.1	87.9	171.3

Employer contribution	7.4	7.0	75.3	74.5

Plan participants' contributions	–	–	3.4	3.9

Benefits paid	(345.5)	(342.8)	(90.9)	(92.8)

Foreign currency translation adjustments	–	–	(25.9)	(76.3)

Fair value of plan assets at end of year	$3,558.7	$3,899.9	$2,115.8	$2,066.0

Funded status at end of year	$(1,596.1)	$(962.7)	$(444.3)	$(384.6)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$–	$–	$43.2	$30.4

Other accrued liabilities	(7.3)	(7.3)	(.2)	(.2)

Long-term postretirement liabilities	(1,588.8)	(955.4)	(487.3)	(414.8)

Total funded status	$(1,596.1)	$(962.7)	$(444.3)	$(384.6)

Accumulated other comprehensive loss, net of tax

Net loss	$2,910.8	$2,275.1	$679.6	$584.0

Prior service cost (credit)	$2.8	$3.5	$(1.4)	$(1.4)

Accumulated benefit obligation	$5,154.8	$4,862.6	$2,527.8	$2,358.9

Components Of Net Periodic Benefit (Income) Cost

	U.S. Plans			International Plans
Year ended December 31 (millions)	2011	2010	2009	2011	2010	2009

Service cost	$–	$–	$–	$10.7	$14.5	$11.9

Interest cost	264.0	276.4	285.0	126.4	119.7	113.2

Expected return on plan assets	(337.4)	(365.0)	(384.7)	(135.3)	(129.5)	(128.2)

Amortization of prior service cost	.7	.7	.7	(.1)	–	–

Recognized net actuarial loss	78.5	54.3	74.3	26.8	26.0	4.2
Net periodic pension cost (income)	$5.8	$(33.6)	$(24.7)	$28.5	$30.7	$1.1

Expected Future Benefit Payments

Year ending December 31 (millions)	U.S.	Int'l.

2012	$356.4	$85.8

2013	356.3	88.6

2014	356.3	91.0

2015	356.3	93.5

2016	356.4	96.4

2017 - 2021	1,775.6	518.1

Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded Status Of The Plan And Amounts Recognized In Consolidated Balance Sheet

December 31 (millions)	2011	2010

Change in accumulated benefit obligation

Benefit obligation at beginning of year	$168.5	$174.3

Service cost	.4	.4

Interest cost	10.0	10.7

Plan participants' contributions	5.7	5.6

Amendments	–	1.5

Actuarial loss (gain)	6.5	3.9

Federal drug subsidy	3.0	2.0

Benefits paid	(27.5)	(29.9)

Foreign currency translation and other adjustments	11.0	–

Benefit obligation at end of year	$177.6	$168.5

Change in plan assets

Fair value of plan assets at beginning of year	$9.0	$9.1

Actual return on plan assets	.2	.3

Employer contributions	21.9	23.9

Plan participants' contributions	5.7	5.6

Benefits paid	(27.5)	(29.9)

Fair value of plan assets at end of year	$9.3	$9.0

Funded status at end of year	$(168.3)	$(159.5)

Amounts recognized in the consolidated balance sheets consist of:

Prepaid postretirement assets	$.7	$.8

Other accrued liabilities	(21.2)	(21.3)

Long-term postretirement liabilities	(147.8)	(139.0)

Total funded status	$(168.3)	$(159.5)

Accumulated other comprehensive loss, net of tax

Net loss	$44.7	$35.3
Prior service cost	6.6	8.4

Components Of Net Periodic Benefit (Income) Cost

Year ended December 31 (millions)	2011	2010	2009

Service cost	$.4	$.4	$.1

Interest cost	10.0	10.7	11.5

Expected return on assets	(.5)	(.5)	(.5)

Amortization of prior service cost	1.8	1.4	1.5

Recognized net actuarial loss	4.2	3.7	2.9

Net periodic benefit cost	$15.9	$15.7	$15.5

Expected Future Benefit Payments

Year ending December 31 (millions)	Gross Medicare Part D Receipts	Gross Expected Payments

2012	$2.3	$26.4

2013	2.2	24.2

2014	2.0	23.5

2015	1.9	22.9

2016	1.7	21.7

2017 - 2021	4.0	60.6

Net Periodic Pension Cost [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine net periodic pension cost for the years ended December 31 were as follows:

Discount rate	5.68%	6.11%	6.75%	5.32%	5.30%	6.42%

Rate of compensation increase	N/A	N/A	N/A	2.93%	3.04%	2.88%

Expected long-term rate of return on assets*	8.75%	8.75%	8.75%	6.57%	6.63%	6.57%

* For 2012, the company has assumed that the expected long-term rate of return on plan assets for its U.S. defined benefit pension plan will be 8.00%.

Net Periodic Postretirement Benefit Cost [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Weighted-Average Assumptions

Discount rate	6.42%	6.62%	7.02%

Expected return on plan assets	6.75%	6.75%	6.75%

Benefit Obligation [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations at December 31 were as follows:

Discount rate	4.96%	5.68%	6.11%	4.65%	5.32%	5.30%

Rate of compensation increase	N/A	N/A	N/A	2.66%	2.93%	3.04%

Benefit Obligation [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Weighted-Average Assumptions

Discount rate	5.84%	6.42%	6.62%